Average Annual Total Returns - Class A B C R IS SS and R6 Shares - Federated Hermes MDT Large Cap Value Fund	A 1 Year	A 5 Years	A 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	SS Return After Taxes on Distributions 1 Year	SS Return After Taxes on Distributions 5 Years	SS Return After Taxes on Distributions 10 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	SS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	SS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Large Value Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Large Value Funds Average(reflects no deduction for fees, expenses or taxes) 5 Years		Morningstar Large Value Funds Average(reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.04%	5.67%	10.93%	14.17%	5.66%	10.61%	18.79%	6.02%	10.66%	20.16%	6.40%	11.07%	20.94%	7.10%	11.79%	20.69%	6.87%	11.55%	19.92%	4.75%	9.41%	12.76%	4.77%	8.89%	21.05%	7.08%	11.67%	26.54%	[1]	8.29%	[1]	11.80%	[1]	25.04%	[2]	7.99%	[2]	10.90%	[2]

[1]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.